Investment Securities (Narrative) (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Investment Securities
Investment securities other than securities available for sale or being held to maturity, carrying value	¥ 1,667,220	¥ 1,655,812
Aggregate costs of nonmarketable equity securities	515,263	532,419
Fair value of investment securities held by certain subsidiaries	37,024	35,026
Gross realized gains on available for sale of securities	270,384	344,353	224,507
Gross realized losses on available for sale of securities	35,966	47,117	75,165
Impairment losses recognized on nonmarketable securities carried at cost	2,882	24,751	42,620
Other than temporary impairment losses from debt securities available for sale classified as corporate bonds	20,488	29,822
Other than temporary impairment losses from debt securities available for sale classified as Japanese national government bonds and corporate bonds			155,489
Other than temporary impairment losses of available for sale marketable equity securities	115,650	62,912	660,719
Other than temporary impairment loss included in investment securities gains, net	139,020	117,485	858,874
Cumulative decline in fair value of the credit impaired corporate bonds	23,708	29,228
Credit loss component of impairment losses of debt securities recognized in earnings	35,458	36,591
Other component of impairment losses of debt securities recognized in accumulated other changes in equity from nonowner sources before taxes	¥ 11,750	¥ 7,363
Minimum percentage of decline in fair value of investement below cost set as an indicator for classifying investments as an other than temporary decline in fair value	20.00%